ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2021
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of September 30,
	2021	2020
Accounts receivable, gross	$29,346,829	$33,413,662
Less: allowance for doubtful accounts	(2,221,870)	(2,020,373)
Accounts receivable, net	$27,124,959	$31,393,289

Schedule of changes of allowance for doubtful accounts

	As of September 30,
	2021	2020
Beginning balance	$2,020,373	$1,919,152
Additional reserve through bad debt expense	92,943	—
Exchange difference	108,554	101,221
Ending balance	$2,221,870	$2,020,373